Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ 18,691	$ (27,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest (income) expense – royalty agreement	(6,265)	10,364
Change in fair value of derivative liabilities - royalty agreement	(485)	300
Gain on extinguishment – royalty agreement	(23,098)	0
Stock-based compensation	603	427
Change in operating assets and liabilities:
Prepaid expenses and other assets	273	695
Accounts payable	(2,245)	1,980
Accrued expenses and other current liabilities	(1,177)	(1,054)
Net cash used in operating activities	(13,703)	(14,840)
Cash flows from financing activities
Proceeds from issuance of Series D preferred stock, net	0	9,532
Proceeds from amendment to royalty agreement	5,000	0
Exercise of stock options	0	34
Net cash provided by financing activities	5,000	9,566
Net increase (decrease) in cash and cash equivalents	(8,703)	(5,274)
Cash and cash equivalents at beginning of year	16,053	21,327
Cash and cash equivalents at end of period	$ 7,350	$ 16,053